RELATED PARTY TRANSACTIONS AND BALANCES - Transaction From Related Party (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Revenue from sales of products and providing services to related parties
Income of financing guarantees			¥ 6,364
Service expenses and silicon procurement provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng			5,310
Sweihan Pv
Revenue from sales of products and providing services to related parties
Income of financing guarantees	¥ 3,931	¥ 2,979	660
JinkoPower
Revenue from sales of products and providing services to related parties
Revenue from related parties	353,420	325,175	27,099
Revenue from rental services	11,590	5,041	4,004
Service expenses and silicon procurement provided by related parties
Electricity fee charged by related party	119,352	25,735	7,725
Other fees charged by JinkoPower	5,109		16
Xinte Silicon
Service expenses and silicon procurement provided by related parties
Silicon procurement	1,537,073	824,785	¥ 0
Related parties
Service expenses and silicon procurement provided by related parties
Loan receivable	1,183	282,824		$ 167
Third parties
Service expenses and silicon procurement provided by related parties
Loan receivable	¥ 4,088,902	¥ 6,697,096		$ 575,910
JinkoPower
Service expenses and silicon procurement provided by related parties
Management service provided by JinkoPower	16,400	8,863	8,753
Management services to the company	¥ 9,000	¥ 2,000	¥ 1,000